NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 5 – NOTES PAYABLE

A summary of the notes payable activity during the six months ended June 30, 2021 is presented below:

	Convertible Notes	Other Loans	Debt Discount	Total
Outstanding, January 1, 2021	$9,637,102	$-	$(5,366,869)	$4,270,233
Issuances	-	250,000	-	250,000
Exchanges for equity	(311,063)	-	82,130	(228,933)
Amortization of debt discount	-	-	742,534	742,534
Outstanding, June 30, 2021	$9,326,039	$250,000	$(4,542,205)	$5,033,834

Chapter 11 Reorganization

On March 20, 2020, the Company filed a voluntary petition commencing a case under chapter 11 of title 11 of the U.S. Code in the United States Bankruptcy Court for the Eastern District of New York. On August 7, 2020, the Company and Auctus, the Company’s largest unsecured creditor and a stockholder as of the Petition Date, filed an Amended Joint Plan of Reorganization (the “Plan”). Pursuant to the Bankruptcy, for any outstanding principal and interest at the date of the Company’s Chapter 11 petition (except for creditors who provided additional debt financing in connection with the Bankruptcy), 0.025 (100 pre-reverse stock split) shares of the Company’s common stock were issued for each dollar of allowed claim, with such shares subject to leak-out restrictions prohibiting the holder from selling, without the consent of the Company, more than 33% of the issued shares during each of the three initial 30 day periods following the Effective Date. As a result of the Chapter 11 petition, the conversion rights for the then outstanding notes were rescinded and were subject to the conversion rights outlined above.

On October 30, 2020, the Bankruptcy Court entered an order (the “Confirmation Order”) confirming the Plan, as amended. Amendments to the Plan are reflected in the Confirmation Order. On November 16, 2020 (the “Effective Date”), the Plan became effective.

The material features of the Plan, as amended and confirmed by the Confirmation Order, are as follows:

i.	Treatment of the financing to the Company by Auctus of up to $7,000,000 which Auctus has provided or committed to provide consisting of the debtor-in-possession loans made to the Company by Auctus during the Chapter 11 Case (the “DIP Funding”) and additional funding as described below.

ii.	Auctus has provided $3,500,000 in funding to the Company (the “Initial Auctus Funding”) and is to provide, subject to certain conditions, additional funding to the Company, as needed, in an amount equal to $3,500,000, less the sum of the debtor-in-possession loans made to the Company by Auctus during the Chapter 11 Case (inclusive of accrued interest) (approximately $1,227,000 as of the Effective Date) and the costs incurred by Auctus as the debtor-in-possession lender (the “DIP Costs”). The DIP Costs and the additional Plan costs in the aggregate totaled $650,493, of which $500,000 and $150,493 were recorded in debt discount and accrued expenses, respectively, on the consolidated balance sheets (See Note 9). In addition, four other persons and entitles (collectively, the “Other Lenders”) who held allowed general unsecured claims provided funding to the Company in the aggregate amount of approximately $348,000 (the “Other Funding” and together with the Initial Auctus Funding, the “Funding”). In consideration of the Funding, the Company has issued the following:

a.	Secured convertible notes of the Company (each, a “Secured Convertible Note”) in the principal amount equal to the Funding; the payment of the Secured Convertible Notes is secured by the grant of a security interest in substantially all of the Company’s assets; the Secured Convertible Notes have the following features:

●	Maturity date of three years following the Effective Date;
●	Interest at the rate of 7% per annum;
●	The right of the holder to convert the indebtedness into shares of common stock of the Company at a price equal to the volume weighted average price for the common stock over the five trading days immediately preceding the conversion; and
●	Mandatory conversion of all indebtedness at such time as the common stock is listed on the Nasdaq Capital Market or another senior exchange on the same terms as provided to investors in connection with a public offering undertaken in connection with such listing;

b.	Warrants (each, a “Class A Warrant”) to purchase a number of shares of common stock equal to the amount of the Funding provided divided by $2.00 ($0.0005 pre-reverse stock split) (a total of 1,750,000 (7,000,000,000 pre-reverse stock split) Class A Warrants in consideration of the Initial Auctus Funding and a total of approximately 174,250 (697,000,000 pre-reverse stock split) Class A Warrants in the aggregate in consideration of the Other Funding), such Class A Warrants having an exercise price of $2.00 ($0.0005 pre-reverse stock split) per share; and

c.	Warrants (each, a “Class B Warrant” and together with the Class A Warrants, the “Plan Warrants”) to purchase a number of shares of common stock equal to the Funding provided divided by $4.00 ($0.001 pre-reverse stock split) (a total of 875,000 (3,500,000,000 pre-reverse stock split) Class B Warrants in consideration of the Initial Auctus Funding and a total of approximately 87,125 (348,500,000 pre-reverse stock split) Class B Warrants in the aggregate in consideration of the Other Funding), such Class B Warrants having an exercise price of $4.00 ($0.001 pre-reverse stock split) per share.

iii.	The obligation to Auctus with respect to the DIP Funding has been exchanged for the following:

a.	A Secured Convertible Note in the principal amount of approximately $1,349,591 (110% of the DIP Funding) with a maturity date of November 16, 2023;

b.	A Class A Warrant to purchase 613,451 (2,453,802,480 pre-reverse stock split) shares of common stock; and

c.	A Class B Warrant to purchase 306,725 (1,226,901,240 pre-reverse stock split) shares of common stock (as to which 181,571 (726,282,680 pre-reverse stock split) shares of common stock have been exercised on a net exercise basis, pursuant to the terms of the Class B Warrant, with respect to the issuance of 167,781 (671,124,200 pre-reverse stock split) shares of common stock, of which 54,449 and 113,332 (217,796,200 and 453,328,000 pre-reverse stock split) were issued during 2020 and 2021, respectively).

In addition, Auctus shall be entitled to receive a Secured Convertible Note in exchange for its allowed DIP Costs of $166,403 and allowed Plan costs of $484,090, in a manner in which the DIP Funding was treated and shall be entitled to a Class A Warrant and a Class B Warrant in consideration of its allowed DIP costs.

The claim arising from the secured promissory notes of the Company, dated February 20, 2020 and February 26, 2020, in the original principal amounts of $320,200 and $33,562, respectively, issued to John Desmarais (“Desmarais”) (collectively, the “Desmarais Notes”), was treated as an allowed secured claim in the aggregate amount of $490,699 and was exchanged for a Secured Convertible Note in such amount.

iv.	The claim arising from the promissory note issued in June 2016 by the Company to Desmarais in the original principal amount of $175,000 was treated as an allowed general unsecured claim in the amount of $245,192 and was satisfied and exchanged for 6,130 (24,519,200 pre-reverse stock split) shares of common stock.

v.	The claim arising from the promissory note issued in June 2016 by the Company to Tuxis Trust, an entity related to Desmarais, in the original principal amount of $500,000 was treated as follows:

a.	$444,534 was treated as an allowed general unsecured claim in such amount and exchanged for 11,113 (44,453,400 pre-reverse stock split) shares of common stock; and

b.	$309,301 was treated as an allowed secured claim in such amount and exchanged for a Secured Convertible Note in such amount with a maturity date of November 16, 2023.

vi.	Holders of allowed general unsecured claims (other than Auctus and the Other Lenders) received an aggregate of 262,432 (1,049,726,797 pre-reverse stock split) shares of common stock where were valued at the fair market value of the stock at issuance date of $14,381,259 with an associated loss of $3,883,991 recognized in Reorganization Items, net on the accompanying consolidated statement of operations in exchange for approximately $10,497,268 outstanding accounts payable and convertible debt (including accrued interest), with such shares being subject to a leak-out restriction prohibiting each holder from selling, without consent of the Company, more than 33% of its shares during each of the three initial 30 day periods following the Effective Date.

vii.	Auctus and the Other Lenders have been issued, in respect of their allowed general unsecured claims ($3,261,819 in the case of Auctus and an aggregate of approximately $382,400 in the case of the Other Lenders), a convertible promissory note of the Company (each, an “Unsecured Convertible Note”) in the allowed amount of the claim, which Unsecured Convertible Notes have the following material features:

a.	Maturity date of three years from the Effective Date;

b.	Interest at the rate of 5% per annum;

c.	The right of the holder to convert the indebtedness into shares of common stock at a price equal to the volume weighted average for the common stock over the five trading days immediately preceding the conversion;

d.	Mandatory conversion of all outstanding indebtedness at such time as the common stock listed on the Nasdaq Capital Market or another senior exchange on the same terms as provided to investors in connection with a public offering undertaken in connection with such listing; and

e.	A leak-out restriction prohibiting each holder from selling, without the consent of the Company, more than 16.6% of the underlying shares received upon conversion during each of the six initial 30-day periods following the Effective Date.

viii.	The issuance of (a) the shares of common stock and the Unsecured Convertible Notes to the holders of allowed general unsecured claims and (b) the Secured Convertible Notes and Plan Warrants to Auctus in exchange for the DIP Funding and any common stock into which those Secured Convertible Notes and those Plan Warrants may be converted is exempt from the registration requirements of the Securities Act of 1933, as amended, pursuant to the Bankruptcy Code Section 1145. Such securities shall be freely transferrable subject to Section 1145(b)(i) of the Bankruptcy Code.

Pursuant to the Plan, on the Effective Date, the Company filed a Certificate of Amendment to its Certificate of Incorporation pursuant to which, among other things, the number of shares of common stock authorized to be issued by the Company has been increased to 300,000,000,000 and the par value of the shares of common stock has been reduced to $0.0001 per share.

The Company recorded $143,721 and $- of interest expense related to notes payable and convertible note payable for the three months ended June 30, 2021 and 2020, respectively. The Company recorded $286,414 and $368,810 of interest expense related to notes payable and convertible note payable for the six months ended June 30, 2021 and 2020, respectively.

Convertible Notes

Conversions, Exchanges and Other

During the six months ended June 30, 2021, certain lenders converted unsecured convertible notes with an aggregate amount of $317,894 (including $6,314 of accrued interest) for an aggregate of 8,069 (32,276,310 pre-reverse stock split) shares of the Company’s common stock at a conversion price of $40 ($0.01 pre-reverse stock split) per share.

Debtor-in-Possession Financing

During the year ended December 31, 2020, and subsequent to the Petition Date, in connection with the Chapter 11 Case, the Company received debtor-in-possession loans of $1,189,413 in the aggregate from Auctus.

The proceeds from the DIP Funding were used (a) for working capital and other general purposes of the Company; (b) United States Trustee fees; (c) Bankruptcy Court approved professional fees and other administrative expenses arising in the Chapter 11 Case; and (d) interest, fees, costs and expenses incurred in connection with the DIP Funding, including professional fees.

Pursuant to the Plan, the obligation to Auctus with respect to the DIP Funding has been exchanged for two Secured Convertible Notes (See Note 5 – Notes Payable – Chapter 11 Reorganization) for an aggregate principal amount of $1,349,591 which bear interest at 7% per annum with a maturity date of November 16, 2023. In connection with the Secured Convertible Notes, Auctus received warrants to purchase an aggregate of 920,176 (3,680,703,720 pre-reverse stock split) shares of Company’s commons stock with exercise prices ranging between $2 and $4 ($0.0005 and $0.001 pre-reverse stock split) per share.

Interest expense for the two Secured Convertible Notes was $23,553 and $46,847 for the three and six months ended June 30, 2021, respectively. Interest expense during the three and six months ended June 30, 2020 was $6,769.

Other Loans

On March 14, 2021, under the U.S. Small Business Administration’s Paycheck Protection Program, the Company entered into a note payable with a financial institution for $250,000 at an interest rate of 1% per annum and a maturity date of March 14, 2026. Pursuant to the note, principal and interest payments are deferred for ten months, which, at that time the Company may apply for loan forgiveness. If the Company does not apply for loan forgiveness, or if the loan forgiveness is denied, the Company will be required to make monthly payments of $5,100 starting on January 14, 2022. As of June 30, 2021, the Company has not applied for loan forgiveness. All remaining unpaid principal and interest is due and payable at the maturity date. At June 30, 2021, $250,000 was outstanding.

Future minimum payments under the above notes payable following the six months ended June 30, 2021 are as follows:

Remainder of 2021	$-
2022	58,970
2023	9,385,601
2024	60,161
Thereafter	71,307
Total future minimum payments	9,576,039
Less: discount	(4,542,205)
5,033,834
Less: current	(29,411)
$5,004,423

Note 7 – NOTES PAYABLE & Chapter 11 reorganization

A summary of the notes payable activity during the years ended December 31, 2020 and 2019 is presented below:

	Related Party Notes	Convertible Notes	Other Notes	Debt Discount	Total
Outstanding, December 31, 2018	$720,000	$4,309,415	$132,501	$(1,012,363)	$4,149,553
Issuances	635,000	9,913,339	340,000	-	10,888,339
Exchanges for equity	-	(2,637,323)	-	634,525	(2,002,798)
Repayments	(70,000)	(4,817,105)	(7,500)	428,939	(4,465,666)
Extinguishment of notes payable	-	-	(148,014)	6,196	(141,818)
Recognition of debt discount	-	-	-	(5,523,830)	(5,523,830)
Accretion of interest expense	-	-	-	548,026	548,026
Accrued interest reclassified to notes payable principal	-	-	23,013	-	23,013
Amortization of debt discount	-	-	-	3,671,087	3,671,087
Outstanding, December 31, 2019	1,285,000	6,768,326	340,000	(1,247,420)	7,145,906
Issuances	353,762	3,936,548	-	-	4,290,310
Third-party purchases	(287,041)	287,041	-	-	-
Exchanges for equity	-	(813,393)	-	253,654	(559,739)
Exchanged for equity pursuant to Chapter 11 Plan	(998,139)	(3,592,395)	(340,000)	-	(4,930,534)
Secured and Unsecured convertible notes payable exchanged pursuant to Chapter 11 Plan, net	(353,582)	3,050,975	-	-	2,697,393
Recognition of debt discount	-	-	-	(8,534,245)	(8,534,245)
Accretion of interest expense	-	-	-	2,886,036	2,886,036
Amortization of debt discount	-	-		1,275,106	1,275,106
Outstanding, December 31, 2020	$-	$9,637,102	$-	$(5,366,869)	$4,270,233

Chapter 11 Reorganization

On March 20, 2020, the Company filed a voluntary petition commencing a case under chapter 11 of title 11 of the U.S. Code in the United States Bankruptcy Court for the Eastern District of New York. On August 7, 2020, the Company and Auctus, the Company’s largest unsecured creditor and a stockholder as of the Petition Date, filed an Amended Joint Plan of Reorganization (the “Plan”). Pursuant to the Bankruptcy, for any outstanding principal and interest at the date of the Company’s Chapter 11 petition (except for creditors who provided additional debt financing in connection with the Bankruptcy), 0.025 (100 pre-reverse stock split) shares of the Company’s common stock were issued for each dollar of allowed claim, with such shares subject to leak-out restrictions prohibiting the holder from selling, without the consent of the Company, more than 33% of the issued shares during each of the three initial 30 day periods following the Effective Date. As a result of the Chapter 11 petition, the conversion rights for the notes described in this Note 7 – Notes Payable – Convertible Notes – Embedded Conversion Options and Note Provisions were rescinded and were subject to the conversion rights outlined above. As a result of the Chapter 11 reorganization, pursuant to ASC 852, Reorganizations, the Company has recorded all prepetition liabilities at the expected allowable claim amounts as of December 31, 2020. This resulted in the Company amortizing the remaining debt discount of $2,580,110 to reorganization items on the consolidated statements of operations.

On October 30, 2020, the Bankruptcy Court entered an order (the “Confirmation Order”) confirming the Plan, as amended. Amendments to the Plan are reflected in the Confirmation Order. On November 16, 2020 (the “Effective Date”), the Plan became effective.

The material features of the Plan, as amended and confirmed by the Confirmation Order, are as follows:

i.	Treatment of the financing to the Company by Auctus of up to $7,000,000 which Auctus has provided or committed to provide consisting of the debtor-in-possession loans made to the Company by Auctus during the Chapter 11 Case (the “DIP Funding”) and additional funding as described below.

ii.	Auctus has provided $3,500,000 in funding to the Company (the “Initial Auctus Funding”) and is to provide, subject to certain conditions, additional funding to the Company, as needed, in an amount equal to $3,500,000, less the sum of the debtor-in-possession loans made to the Company by Auctus during the Chapter 11 Case (inclusive of accrued interest) (approximately $1,227,000 as of the Effective Date) and the costs incurred by Auctus as the debtor-in-possession lender (the “DIP Costs”). As of December 31, 2020, the DIP Costs and additional Plan costs were not finalized and recorded. The DIP Costs and the additional Plan costs in the aggregate are estimated to total $657,598, of which $500,000 and $157,598 were recorded in debt discount and accrued expenses, respectively, on the consolidated balance sheets. In addition, four other persons and entitles (collectively, the “Other Lenders”) who held allowed general unsecured claims provided funding to the Company in the aggregate amount of approximately $348,000 (the “Other Funding” and together with the Initial Auctus Funding, the “Funding”). In consideration of the Funding, the Company has issued the following:

a.	Secured convertible notes of the Company (each, a “Secured Convertible Note”) in the principal amount equal to the Funding; the payment of the Secured Convertible Notes is secured by the grant of a security interest in substantially all of the Company’s assets; the Secured Convertible Notes have the following features:

●	Maturity date of three years following the Effective Date;
●	Interest at the rate of 7% per annum;
●	The right of the holder to convert the indebtedness into shares of common stock of the Company at a price equal to the volume weighted average price for the common stock over the five trading days immediately preceding the conversion; and
●	Mandatory conversion of all indebtedness at such time as the common stock is listed on the Nasdaq Capital Market or another senior exchange on the same terms as provided to investors in connection with a public offering undertaken in connection with such listing;

b.	Warrants (each, a “Class A Warrant”) to purchase a number of shares of common stock equal to the amount of the Funding provided divided by $2.00 ($0.0005 pre-reverse stock split) (a total of 1,750,000 (7,000,000,000 pre-reverse stock split) Class A Warrants in consideration of the Initial Auctus Funding and a total of approximately 174,250 (697,000,000 pre-reverse stock split) Class A Warrants in the aggregate in consideration of the Other Funding), such Class A Warrants having an exercise price of $2.00 ($0.0005 pre-reverse stock split) per share; and

c.	Warrants (each, a “Class B Warrant” and together with the Class A Warrants, the “Plan Warrants”) to purchase a number of shares of common stock equal to the Funding provided divided by $4.00 ($0.001 pre-reverse stock split) (a total of 875,000 (3,500,000,000 pre-reverse stock split) Class B Warrants in consideration of the Initial Auctus Funding and a total of approximately 87,125 (348,500,000 pre-reverse stock split) Class B Warrants in the aggregate in consideration of the Other Funding), such Class B Warrants having an exercise price of $4.00 ($0.001 pre-reverse stock split) per share.

iii.	The obligation to Auctus with respect to the DIP Funding has been exchanged for the following:

a.	A Secured Convertible Note in the principal amount of approximately $1,349,591 (110% DIP Funding) with a maturity date of November 16, 2023;

b.	A Class A Warrant to purchase 613,451 (2,453,802,480 pre-reverse stock split) shares of common stock; and

c.	A Class B Warrant to purchase 306,725 (1,226,901,240 pre-reverse stock split) shares of common stock (as to which 136,174 (544,697,452 pre-reverse stock split) shares of common stock have been exercised on a net exercise basis, pursuant to the terms of the Class B Warrant, with respect to the issuance of 128,031 (512,124,200 pre-reverse stock split) shares of common stock, of which 54,449 and 73,582 (217,796,200 and 294,328,000 pre-reverse stock split) were issued during 2020 and 2021, respectively).

In addition, Auctus shall be entitled to receive a Secured Convertible Note in exchange for its allowed DIP Costs and allowed Plan costs in a manner in which the DIP Funding was treated and may be entitled to a Class A Warrant and a Class B Warrant in consideration of such costs.

The claim arising from the secured promissory notes of the Company, dated February 20, 2020 and February 26, 2020, in the original principal amounts of $320,200 and $33,562, respectively, issued to John Desmarais (“Desmarais”) (collectively, the “Desmarais Notes”), was treated as an allowed secured claim in the aggregate amount of $490,699 and was exchanged for a Secured Convertible Note in such amount.

iv.	The claim arising from the promissory note issued in June 2016 by the Company to Desmarais in the original principal amount of $175,000 was treated as an allowed general unsecured claim in the amount of $245,192 and was satisfied and exchanged for 6,130 (24,519,200 pre-reverse stock split) shares of common stock.

v.	The claim arising from the promissory note issued in June 2016 by the Company to Tuxis Trust, an entity related to Desmarais, in the original principal amount of $500,000 was treated as follows:

a.	$44,453,443 was treated as an allowed general unsecured claim in such amount and exchanged for 11,113 (44,453,400 pre-reverse stock split) shares of common stock; and

b.	$309,301 was treated as an allowed secured claim in such amount and exchanged for a Secured Convertible Note in such amount with a maturity date of November 16, 2023.

vi.	Holders of allowed general unsecured claims (other than Auctus and the Other Lenders) received an aggregate of 262,432 (1,049,726,797 pre-reverse stock split) shares of common stock where were valued at the fair market value of the stock at issuance date of $14,381,259 with an associated loss of $3,883,991 recognized in Reorganization Items, net on the accompanying consolidated statement of operations in exchange for approximately $10,497,268 outstanding accounts payable and convertible debt (including accrued interest), with such shares being subject to a leak-out restriction prohibiting each holder from selling, without consent of the Company, more than 33% of its shares during each of the three initial 30 day periods following the Effective Date.

vii.	Auctus and the Other Lenders have been issued, in respect of their allowed general unsecured claims ($3,261,819 in the case of Auctus and an aggregate of approximately $382,400 in the case of the Other Lenders), a convertible promissory note of the Company (each, an “Unsecured Convertible Note”) in the allowed amount of the claim, which Unsecured Convertible Notes have the following material features:

a.	Maturity date of three years from the Effective Date;

b.	Interest at the rate of 5% per annum;

c.	The right of the holder to convert the indebtedness into shares of common stock at a price equal to the volume weighted average for the common stock over the five trading days immediately preceding the conversion;

d.	Mandatory conversion of all outstanding indebtedness at such time as the common stock listed on the Nasdaq Capital Market or another senior exchange on the same terms as provided to investors in connection with a public offering undertaken in connection with such listing; and

e.	A leak-out restriction prohibiting each holder from selling, without the consent of the Company, more than 16.6% of the underlying shares received upon conversion during each of the six initial 30 day periods following the Effective Date.

viii.	The issuance of (a) the shares of common stock and the Unsecured Convertible Notes to the holders of allowed general unsecured claims and (b) the Secured Convertible Notes and Plan Warrants to Auctus in exchange for the DIP Funding and any common stock into which those Secured Convertible Notes and those Plan Warrants may be converted is exempt from the registration requirements of the Securities Act of 1933, as amended, pursuant to the Bankruptcy Code Section 1145. Such securities shall be freely transferrable subject to Section 1145(b)(i) of the Bankruptcy Code.

Pursuant to the Plan, on the Effective Date, the Company filed a Certificate of Amendment to its Certificate of Incorporation pursuant to which, among other things, the number of shares of common stock authorized to be issued by the Company has been increased to 300,000,000,000 and the par value of the shares of common stock has been reduced to $0.0001 per share.

Related Party Notes

As of December 31, 2019, related party notes consisted of notes payable issued to certain directors of the Company, family members of an officer of the Company, and the Tuxis Trust (the “Trust”). A former director and principal stockholder of the Company (the “Director/Principal Stockholder”) serves as a trustee of the Trust, which was established for the benefit of his immediate family. As of December 31, 2020, there were no related party notes outstanding.

During the year ended December 31, 2019, the Company issued to family members of officers of the Company and a Scientific Advisory Board member (the “SAB Member”) notes payable in the aggregate principal amount of $635,000, which bore interest at the rate of 12% - 15% per annum and provided for original maturity dates between July 2019 and May 2020.

During the year ended December 31, 2019, the holders of certain related party notes in the aggregate principal amount of $505,000 entered into agreements with the Company pursuant to which the parties agreed that the maturity of the promissory notes held by such holders would be extended or further extended from dates from December 2018 and August 2019 to dates between July 2019 and December 2019. In consideration of the extensions, such notes in the aggregate principal amount of $475,000 provided for an exchange of such notes for shares of common stock and warrants, as described below, in connection with a public offering of the Company’s securities (a “Public Offering”). The exchange price for the indebtedness was to be equal to the lesser of (i) 75% of the public offering price of the common stock, or units of common stock and warrants, as the case may be, offered pursuant to the Public Offering or (ii) $2,400 ($0.60 pre-reverse stock split) per share (subject to adjustment for reverse stock splits and the like) (the “Exchange Price”). The number of shares of common stock issuable pursuant to the warrants to be issued to such holders was to be equal to the number of shares of common stock issuable to them upon conversion of the principal amount of their respective notes. The exchange price of the warrants to be issued to such holders was to be the lesser of (i) 125% of the Exchange Price or (ii) $3,200 ($0.80 pre-reverse stock split) per share (subject to adjustment for reverse stock splits and the like). Since the fair value of the new ECO exceeded 10% of the carrying amount of the debt, the note extensions were accounted for as extinguishments, and accordingly the Company recognized an aggregate net loss on extinguishment of $145,066 in connection with the derecognition of the net carrying amount of the extinguished debt of $510,887 (inclusive of $475,000 of principal and $35,887 of accrued interest) and the issuance of the new convertible notes in the same amount, plus the fair value of the new notes’ ECOs of an aggregate of $145,066. As a result of the Company’s Chapter 11 reorganization, the exchange did not occur.

During the year ended December 31, 2019, the Company and a certain related party lender agreed to further extend the maturity date of a certain related party note with a principal balance of $25,000 from a maturity date in September 2019 to a new maturity date in October 2019, effective September 30, 2019.

During the year ended December 31, 2019, the Company, a then director of the Company, and the Trust agreed that promissory notes held by the director and the Trust in the outstanding principal amounts of $175,000 and $500,000, respectively, would be exchanged for shares of common stock and warrants, as described below, in connection with a Public Offering. The exchange price for the indebtedness was to be equal to 75% of the public offering price of the common stock, or units of common stock and warrants, as the case may be, offered pursuant to the Public Offering (the “Director/Trust Exchange Price”). The number of shares of common stock issuable pursuant to the warrants to be issued to the director and the Trust was to be in the same ratio to the number of shares of common stock issued upon exchange of their indebtedness as the number of shares of common stock subject to any warrants included as part of units offered pursuant to the Public Offering (the “Public Warrants”) bore to the number of shares of common stock issued as part of the Public Offering units. The exercise price of the warrants to be issued to the director and the Trust was to be 125% of the Director/Trust Exchange Price and the term of the warrants was to be the same term as the Public Warrants. Concurrently with the exchange, the exercise prices of outstanding warrants held by the director and the Trust for the purchase of an aggregate of 344 (1,377,842 pre-reverse stock split) shares of common stock of the Company was to be reduced from between $6,000 and $16,000 ($1.50 and $4.00 pre-reverse stock split) per share to $3,000 ($0.75 pre-reverse stock split) per share and the expiration dates of such warrants was to be extended from between December 2019 and March 2022 to December 2023. The exchange agreements were submitted for approval by the stockholders of the Company, which was obtained in August 2019. As a result of the Company’s Chapter 11 reorganization the exchange did not occur.

As of December 31, 2019, certain related party notes in the aggregate principal amount of $485,000 were convertible into shares of common stock of the Company at a conversion price of $2,400 ($0.60 pre-reverse stock split) per share, subject to adjustment, and a five-year warrant for the purchase of a number of shares equal to the number of shares issued upon the conversion of the principal amounts of the notes.

During the years ended December 31, 2020 and 2019, the Company partially repaid certain related party notes in the aggregate principal amount of $- and $70,000, respectively.

During the year ended December 31, 2020, the Company issued to a former board member notes payable in the aggregate principal amount of $353,762, which bore interest at the rate of 12% per annum and provided for an original maturity date of March 10, 2020. On November 16, 2020, pursuant to the Bankruptcy (See Note 7 – Notes Payable – Chapter 11 Reorganization), these notes were exchanged for a Secured Convertible Note in the principal amount of $490,698 which bears interest at the rate of 7% per annum and has a maturity date of November 16, 2023.

During the year ended December 31, 2020, pursuant to the Bankruptcy (See Note 7 – Notes Payable – Chapter 11 Reorganization), the Company’s original promissory note issued to the Director/Principal Stockholder in the principal amount of $175,000 was treated as an allowed general unsecured claim in the amount of $245,192 and was satisfied and exchanged for 6,130 (24,519,178 pre-reverse stock split) shares of common stock. During the year ended December 31, 2020, the Director/Principal Stockholder resigned as a director of the Company. As a result, the Director/Principal Stockholder is not a related party at December 31, 2020.

During the year ended December 31, 2020, pursuant to the Bankruptcy (See Note 7 – Notes Payable – Chapter 11 Reorganization), the Company’s original promissory note issued to the Trust in the principal amount of $500,000 was treated as follows: (i) $444,534 was treated as an allowed general unsecured claim in such amount and exchanged for 11,113 (44,453,443 pre-reverse stock split) shares of common stock and (ii) $309,301 was treated as an allowed secured claim in such an amount and exchanged for a secured convertible note which bears interest at a rate of 7% per annum with a maturity date of November 16, 2023. During the year ended December 31, 2020, the former board member who serves as the trustee of the Trust resigned as a director. As a result, the Trust is not a related party at December 31, 2020.

Convertible Notes

Issuances

During the year ended December 31, 2019, the Company issued certain lenders convertible notes payable in the aggregate principal amount of $9,765,325 for aggregate cash proceeds of $9,086,353. The difference of $678,973 was recorded as a debt discount and will be amortized over the terms of the respective notes. The convertible notes bore interest at rates ranging between 8% to 15% per annum payable at maturity with original maturity dates ranging between July 2019 through December 2020. In connection with the issuance of certain convertible notes, the Company issued the lenders an aggregate of 20 (78,873 pre-reverse stock split) shares of the Company’s common stock and the relative fair value of $61,220 was recorded as debt discount and is being amortized over the terms of the respective notes. In connection with the issuance of certain convertible notes, the Company issued the lenders five-year warrants to purchase an aggregate of 74 (295,000 pre-reverse stock split) shares of the Company’s common stock at exercise prices ranging from $1,800 ($0.45 pre-reverse stock split) per share to $4,000 ($1.00 pre-reverse stock split) per share. The aggregate grant date value of the warrants was $104,198, which was recorded as debt discount and is being amortized over the terms of the respective convertible notes. The warrants were subject to the Company’s sequencing policy and, as a result, were initially recorded as derivative liabilities. See below within this Note 7 – Notes Payable – Convertible Notes – Conversions, Exchanges and Other and Note 9 – Derivative Liabilities for additional details regarding the ECOs of the convertible notes. During the year ended December 31, 2019, $675,523 in outstanding principal and $73,485 in accrued interest was converted into 11,540 (46,158,719 pre-reverse stock split) shares of the Company’s common stock. During the year ended December 31, 2019, the Company made cash payments in the aggregate amount of $2,499,476 towards the outstanding principal on the notes.

During the year ended December 31, 2019, a certain convertible note in the principal amount of $148,014 was issued concurrently with the extinguishment of a certain other note payable in the same principal amount. See below within this Note 7 – Notes Payable – Convertible Notes – Conversions, Exchanges and Other for additional details. During the year ended December 31, 2019, $148,014 of outstanding principal and $1,901 of accrued interest was converted into 128 (513,788 pre-reverse stock split) shares of the Company’s common stock.

During the year ended December 31, 2020, the Company issued to a certain lender a convertible note payable in the principal amount of $88,000 for aggregate cash proceeds of $85,000. The difference was recorded as a debt discount and will be amortized over the term of the note. The convertible note bore interest at 10% per annum payable at maturity with an original maturity date of January 31, 2021. The outstanding principal and accrued interest was convertible after 180 days at a conversion price of 61% of the lowest daily volume weighted average price over the twenty days prior to the conversion date. The convertible note contained a cross-default provision and was in default at issuance. As a result, the convertible note bore a default interest of 22% per annum. Pursuant to the Bankruptcy (see Note 7 – Notes Payable – Chapter 11 Reorganization), the convertible note, in the aggregate amount of $155,000 (including principal and accrued interest), was exchanged for 3,875 (15,500,000 pre-reverse stock split) shares of the Company’s common stock. See below within Note 7- Derivative Liabilities for additional details regarding the ECO of the convertible note.

On November 16, 2020, in connection with the Plan, the Company issued to Auctus and the Other Lenders (See Note 7 – Notes Payable – Chapter 11 Reorganization) Secured Convertible Notes in the aggregate principal amount of $3,848,548 that bear interest at 7% per annum with a maturity date of November 16, 2023. The outstanding principal and interest is convertible at the holders’ discretion at any time at a conversion price equal to the average five-day daily volume weighted average price prior to the conversion date. At the date of issuance, this resulted in a beneficial conversion feature in the aggregate of $124,147 and is being amortized over the term of the respective Secured Convertible Notes. In connection with these Secured Convertible Notes, the Company issued five-year warrants to purchase an aggregate of 3,806,587 (15,226,346,970 pre-reverse stock split) shares of the Company’s common stock at exercise prices ranging between $2.00 and $4.00 ($0.0005 and $0.001 pre-reverse stock split) per share. The aggregate grant date fair value of the warrants was $152,263,470. As a result, the Company recorded a debt discount related to the fair market value of beneficial conversion feature and warrants issued of $5,075,449 was and is being amortized over the term of the respective Secured Convertible Notes.

Embedded Conversion Options and Note Provisions

As of December 31, 2019, outstanding convertible notes in the aggregate principal amount of $6,006,576 were convertible into shares of common stock of the Company as follows: (i) $2,243,750 of aggregate principal amount of convertible notes were convertible at a fixed price ranging from $1,000 to $8,000 ($0.25 to $2.00 pre-reverse stock split) per share for the first six months following the respective issue date, and thereafter at a conversion price generally equal to 58% of the fair value of the Company’s stock, subject to adjustment, until the respective note had been paid in full, (ii) $2,872,826 of aggregate principal amount of convertible notes were convertible generally at a range of 58% to 65% of the fair value of the Company’s stock, subject to adjustment, depending on the note, and (iii) $890,000 of aggregate principal amount of convertible notes were convertible into shares of common stock of the Company at a conversion price ranging from $2,000 to $2,400 ($0.50 to $0.60 pre-reverse stock split) per share, subject to adjustment, and five-year warrants to purchase common stock of the Company in the same ratio. The warrants provide for an exercise price ranging from $3,000 to $3,200 ($0.75 to $0.80 pre-reverse stock split) per share, subject to adjustment. Convertible notes in the aggregate principal amount of $340,000 provided for a mandatory conversion into common stock of the Company and warrants to purchase common stock of the Company in the same ratio upon the completion of an underwritten public offering by the Company of its securities whereby the conversion price was to be equal to the lower of the respective original conversion terms, or 75% of the offering price for the shares of common stock of the Company, or units of shares of common stock of the Company and warrants, as the case may be, sold pursuant to the public offering. The Company analyzes the ECOs of its convertible notes at issuance to determine whether the ECO should be bifurcated and accounted for as a derivative liability or if the ECO contains a beneficial conversion feature. See below within this Note 7 – Notes Payable – Convertible Notes – Embedded Conversion Options and Note Provisions and Note 9 – Derivative Liabilities for additional details regarding the ECOs of the convertible notes.

As of December 31, 2019, a portion of convertible notes with an aggregate principal balance of $1,271,750, which were not yet convertible, became convertible into shares of the Company’s common stock subsequent to December 31, 2019 at a conversion price generally equal to 58% of the fair value of the Company’s stock, subject to adjustment, until the respective notes had been paid in full.

As of December 31, 2019, outstanding convertible notes in the aggregate principal amount of $3,537,438 had prepayment premiums, whereby, in the event that the Company elected to prepay certain notes during the one hundred eighty-day period following the issue date, the respective holder was entitled to receive a prepayment premium of up to 135%, depending on the note, on the then outstanding principal balance including accrued interest.

As of December 31, 2019, outstanding convertible notes in the aggregate principal amount of $4,626,874 had most favored nation (“MFN”) provisions, whereby, so long as such respective note was outstanding, upon any issuance by the Company of any security with certain identified provisions more favorable to the holder of such security, then at the respective holder’s option, those more favorable terms were to become a part of the transaction documents with the holder. As of December 31, 2019, notes with applicable MFN provisions were convertible using MFN conversion prices equal to 58% of the fair market value of the Company’s stock, as defined.

During the year ended December 31, 2019, the Company determined that certain ECOs of issued or extended convertible notes were derivative liabilities. The aggregate issuance date value of the bifurcated ECOs was $5,331,147, of which $4,771,974 was recorded as a debt discount and is being amortized over the terms of the respective convertible notes and $414,108 was recognized as part of an extinguishment loss as described below. As of December 31, 2019, outstanding notes totaling $3,289,111 were in default. See Note 9 – Derivative Liabilities for additional details. On the Petition Date, pursuant to ASC 852, Reorganizations, the Company wrote-off $4,375,231 in outstanding derivative liabilities related to certain ECOs of issued or extended convertible notes. The write-off is recorded in Reorganization Items, net in the accompanying consolidated statements of operations.

Conversions, Exchanges and Other

During the year ended December 31, 2019, the Company and certain lenders exchanged certain convertible notes with bifurcated ECOs with an aggregate net carrying amount of $5,328,918 (including an aggregate of $2,631,595 of principal less debt discount of $634,525, $181,912 of accrued interest and $3,230,780 related to the separated ECOs accounted for as derivative liabilities) for an aggregate of 13,616 (54,464,158 pre-reverse stock split) shares of the Company’s common stock at conversion prices ranging from $40 to $1,720 ($0.01 to $0.43 pre-reverse stock split) per share. The common stock had an aggregate exchange date value of $6,230,102 and, as a result, the Company recorded a loss on extinguishment of notes payable of $508,743. See Note 9 – Derivative Liabilities for additional details.

During the year ended December 31, 2019, the Company repaid an aggregate principal amount of $4,894,604 of convertible notes payable, $267,997 of the respective aggregate accrued interest and an aggregate of $813,730 of prepayment premiums. As a result of the repayments, the Company recorded a loss on extinguishment of notes payable of $1,242,669 and an aggregate of $428,939 of the related debt discounts were extinguished.

During the year ended December 31, 2019, a certain lender to the Company acquired a promissory note (classified in Other Notes) issued by the Company in the outstanding amount of $148,014 (inclusive of accrued interest reclassified to principal of $23,013) from a certain lender to the Company. The Company exchanged the acquired note for a new convertible note in the principal amount of $148,014 which accrued interest at a rate of 12% per annum, payable on the maturity date in March 2020. The ECO of the note was subject to sequencing and the issuance date fair value of $84,798 was accounted for as a derivative liability (see Note 9 – Derivative Liabilities for additional details). Since the fair value of the new ECO exceeded 10% of the principal amount of the new note, the note exchange was accounted for as an extinguishment, and accordingly the Company recognized a net loss on extinguishment of $90,994 in connection with the derecognition of the net carrying amount of $141,818 of the extinguished debt and the issuance of the new convertible notes in the aggregate principal amount $148,014 plus the fair value of the new note’s ECO of an aggregate of $84,798.

During the year ended December 31, 2019, the Company and certain lenders agreed to extend or further extend the maturity dates of certain convertible notes payable with an aggregate principal balance of $678,102 from maturity dates ranging from June 2019 to July 2019 to new maturity dates ranging from July 2019 to July 2020. In consideration of the extensions of certain convertible notes with an aggregate principal balance of $650,000, the Company modified the conversion terms of the lenders’ notes to provide for a mandatory conversion into common stock of the Company and a five-year warrant to purchase common stock of the Company in the same ratio upon the completion of an underwritten public offering by the Company of its securities, whereby, the conversion price was to be equal to the lower of the respective original conversion terms, or 75% of the offering price for the shares of common stock of the Company, or units of shares of common stock of the Company and warrants, as the case may be, sold pursuant to the public offering. Since the fair value of the new ECO exceeded 10% of the carrying amount of the debt, the note extensions were accounted for as extinguishments, and accordingly the Company recognized an aggregate net loss on extinguishment of $329,310 in connection with the derecognition of the net carrying amount of the extinguished debt of $702,387 (inclusive of $650,000 of principal and $52,387 of accrued interest) and the issuance of the new convertible notes in the same amount, plus the fair value of the new notes’ ECOs of an aggregate of $329,310.

During the year ended December 31, 2019, the Company and certain lenders agreed to further extend the maturity dates of certain convertible notes payable with an aggregate principal balance of $150,000 from maturity dates in September 2019 to new maturity dates in October 2019, effective September 30, 2019.

During the year ended December 31, 2020, the Company and certain lenders exchanged convertible notes with bifurcated ECOs with an aggregate net carrying amount of $1,580,587 (including an aggregate of $523,516 of principal less debt discount of $234,301, $126,043 of accrued interest and $1,165,329 related to the separated ECOs accounted for as derivative liabilities) for an aggregate of 378,950 (1,515,799,750 pre-reverse stock split) shares of the Company’s common stock at conversion prices ranging from $0.40 to $40 ($0.0001 and $0.01 pre-reverse stock split) per share. In addition, prior to the Petition Date, certain lenders intended to exchange outstanding debt (inclusive of accrued interest) for shares of the Company’s common stock; however, the Company did not have sufficient shares authorized or reserved to effect the exchanges. As of December 31, 2020, these shares have yet to be issued (See Note 10 – Commitments and Contingencies – Conversion of Convertible Notes).

On November 16, 2020, pursuant to the Plan, Auctus and the Other Lenders exchanged various convertible notes with an aggregate principal amount of $2,742,895 for unsecured convertible promissory notes with an aggregate principal amount of $3,644,274 which bear interest at 5% per annum with a maturity date of November 16, 2023. In connection with the exchanges, the Company recognized a loss on extinguishment of debt of $1,488,172 recorded in reorganization items, net in the consolidated statements of operations.

Other Notes

Issuances

During the year ended December 31, 2019, the Company issued certain lenders notes payable in the aggregate principal amount of $340,000. The notes bore interest at 15% per annum payable at maturity with original maturity dates ranging between November 2019 through November 2020. Pursuant to the Bankruptcy (See Note 7 – Notes Payable – Chapter 11 Reorganization) these notes were exchanged for an aggregate amount of 11,792 (47,170,000 pre-reverse stock split) shares of the Company’s common stock.

Exchange and Other

During the year ended December 31, 2019, the Company and a certain lender agreed to an extension of the maturity date of a certain note payable with a principal balance of $125,000 from a maturity date in January 2019 to a new maturity date in December 2019. In consideration of the extension, the Company issued the lender 3 (10,000 pre-reverse stock split) shares of the Company’s common stock. The issuance date fair value of the common stock of $7,052 was recorded as debt discount and was amortized over the remaining term of the note.

During the year ended December 31, 2019, a convertible promissory note in the principal amount of $148,014 was issued concurrently with the extinguishment of a certain other note payable in the same principal amount. See above within Note 7 – Notes Payable – Convertible Notes – Conversions, Exchanges and Other for additional details.

During the year ended December 31, 2019, the Company partially repaid a certain promissory note in the principal amount of $7,500.

Debtor-in-Possession Financing

During the year ended December 31, 2020, and subsequent to the Petition Date, in connection with the Chapter 11 Case, the Company received debtor-in-possession loans of $1,189,413 in the aggregate from Auctus.

The proceeds from the DIP Funding were used (a) for working capital and other general purposes of the Company; (b) United States Trustee fees; (c) Bankruptcy Court approved professional fees and other administrative expenses arising in the Chapter 11 Case; and (d) interest, fees, costs and expenses incurred in connection with the DIP Funding, including professional fees.

The maturity date of the DIP Funding was to be the earliest to occur of (a) July 6, 2020; (b) ten days following entry of an order confirming a chapter 11 plan in the Chapter 11 Case; (c) ten days following the entry of an order approving the sale of the Company or the Company’s assets; or (d) the occurrence of an event of default under the promissory note evidencing the DIP Funding (the “DIP Note”) following any applicable grace or cure periods.

Interest on the outstanding principal amount of the DIP Note was to be payable in arrears on the maturity date at the rate of 8% per annum. Upon the occurrence and during the continuance of an event of default, all obligations under the DIP Note were to bear interest at a rate equal to the then current rate plus an additional 2% per annum.

Pursuant to the Plan, the obligation to Auctus with respect to the DIP Funding has been exchanged for two Secured Convertible Notes (See Note 7 – Notes Payable – Chapter 11 Reorganization) for an aggregate principal amount of $1,349,591 which bear interest at 7% per annum with a maturity date of November 16, 2023. In connection with the Secured Convertible Notes, Auctus received warrants to purchase an aggregate of 920,176 (3,680,703,720 pre-reverse stock split) shares of Company’s commons stock with exercise prices ranging between $2 and $4 ($0.0005 and $0.001 pre-reverse stock split) per share.